Related Party Transactions (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2023 $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Related Party Transactions [Line Items]
General and administrative expenses						$ 2,701
Warrant [Member]
Related Party Transactions [Line Items]
Warrant price per share (in Dollars per share) | $ / shares	$ 4
Blue Heron [Member]
Related Party Transactions [Line Items]
Incurred expenses						83,168	$ 907,866
Service Agreements [Member]
Related Party Transactions [Line Items]
Incurred expenses		$ 10,000	$ 15,141	$ 59,043	$ 83,168	0	$ 284,900
Consulting Agreement [Member] | Star Circle Advisory Group, LLC [Member]
Related Party Transactions [Line Items]
Payable amount						$ 33,000
Board of Directors [Member]
Related Party Transactions [Line Items]
Common stock issuable (in Shares) | shares	500
Warrant expires	Jan. 01, 2028
Measurement Input, Share Price [Member]
Related Party Transactions [Line Items]
Warrant Measurement input	1.73					0.44
Measurement Input, Option Volatility [Member]
Related Party Transactions [Line Items]
Warrant Measurement input	27.13
Measurement Input, Risk Free Interest Rate [Member]
Related Party Transactions [Line Items]
Warrant Measurement input	3.94					1.53
Measurement Input, Expected Term [Member]
Related Party Transactions [Line Items]
Warrant Measurement input	5					5